Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2022

	(RMB in millions)
Deposits	17,372	18,211
Salary and welfare	8,396	11,303
Accrued administrative expenses	1,165	1,917
Rental fee payable	1,199	1,361
Professional fee	904	1,348
Payable related to employees’ exercise of share-based awards	333	1,273
Liabilities for return allowances	618	743
Deferred consideration payables	—	575
Vehicle fee	437	520
Internet data center fee	444	409
Interest payable	134	167
Others	3,466	4,743

Total	34,468	42,570